FORM N-1A

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 76 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 67 ☒

MIDAS PERPETUAL PORTFOLIO, INC.
(Exact Name of Registrant as Specified in Charter)

11 Hanover Square, New York, New York	10005
(Address of Principal Executive Offices)	(Zip Code)

1-212-480-6432
(Registrant's Telephone Number, including Area Code)

John F. Ramírez, Esq.
11 Hanover Square
New York, NY 10005

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933, as amended, ("1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City, County, and State of New York on the 20th day of May, 2011.
MIDAS PERPETUAL PORTFOLIO, INC.

/s/ Thomas B. Winmill
By: Thomas B. Winmill
President

        Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Chairman, Director, President,
/s/ Thomas B. Winmill	Chief Executive Officer, General Counsel, and Chief Legal Officer	May 20, 2011
Thomas B. Winmill

/s/ Thomas O'Malley	Treasurer, Chief Accounting Officer, Chief Financial Officer	May 20, 2011
Thomas O'Malley

/s/ Bruce B. Huber	Director	May 20, 2011
Bruce B. Huber
/s/ James E. Hunt	Director	May 20, 2011
James E. Hunt
/s/ Peter K. Werner	Director	May 20, 2011
Peter K. Werner

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase